Acquisitions and Divestitures (Narrative) (Details)		12 Months Ended			2 Months Ended	12 Months Ended		0 Months Ended		12 Months Ended		1 Months Ended	2 Months Ended	24 Months Ended		1 Months Ended	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2011 Intangible Assets [Member] JPY (¥)	Mar. 31, 2011 Deferred Tax Liability [Member] JPY (¥)	Mar. 31, 2011 Goodwill [Member] JPY (¥)	Dec. 31, 2010 Hitachi Medical [Member]	Mar. 31, 2011 Hitachi Medical [Member] JPY (¥)	Dec. 31, 2010 Hitachi Medical [Member] JPY (¥)	Mar. 09, 2011 Hitachi Medical [Member] Hitachi Transport System [Member] JPY (¥)	Mar. 09, 2011 Hitachi Transport System [Member] JPY (¥)	Mar. 31, 2011 Hitachi Construction Machinery [Member] JPY (¥)	Mar. 31, 2010 Hitachi Construction Machinery [Member] JPY (¥)	Jan. 31, 2009 Hitachi Kokusai Electric Inc [Member]	Mar. 31, 2009 Hitachi Kokusai Electric Inc [Member]	Dec. 31, 2010 Hitachi Kokusai Electric Inc [Member]	Jan. 14, 2009 Hitachi Kokusai Electric Inc [Member] JPY (¥)	Jan. 31, 2009 Hitachi Koki Co Ltd [Member]	Mar. 31, 2009 Hitachi Koki Co Ltd [Member]	Jan. 31, 2009 Hitachi Koki Co Ltd [Member] JPY (¥)	Mar. 07, 2011 Western Digital Corporation [Member] USD ($)
Tender offer price							¥ 1,075		¥ 233,500						¥ 780			¥ 1,300
Premium over average share price								93.00%						77.00%		77.00%
Business acquisition period evaluated, years								3				3
Shares purchased					23,157,518			209,550			20,000,000			13,406,000		12,473,000
Shares purchased ,value							¥ 24,894,000,000	¥ 48,930,000,000			¥ 23,704,000,000				¥ 10,456,000,000			¥ 16,214,000,000
Ownership acquired percentage	20.00%						84.65%		90.12%		20.00%								10.00%
Ownership percentage before purchase					12.79%					40.00%	40.00%		38.80%				38.90%
Ownership percentage after purchase					97.45%						60.00%		51.60%				51.20%
Recognized gain on equity interest remeasuring						1,224,000,000				14,923,000,000
Consideration for transfer of business																			4,300,000,000
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount of Application Adjustment		¥ 37,370,000,000	¥ 12,702,000,000	¥ 24,668,000,000